Offerings - Offering: 1	Feb. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.009% Fixed-to-Floating Rate Notes due 2032
Amount Registered | shares	210,000,000
Proposed Maximum Offering Price per Unit	1.03267
Maximum Aggregate Offering Price	$ 216,860,700
Fee Rate	0.01531%
Amount of Registration Fee	$ 33,201.37
Offering Note
(1)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-270467 filed on March 10, 2023.

(2)
€200,000,000 aggregate principal amount of the 4.009%
Fixed-to-Floating
Rate Notes due 2032 will be issued. The Amount Registered and the Maximum Aggre gate
Offering Price are based on the February 20, 2025 Euro/U.S. dollar exchange rate of €1.00 = U.S. $1.05, as reported by Bloomberg L.P.